Earning (loss) Per Share (Details) - Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Earning (loss) Per Share (Details) - Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares [Line Items]
Net loss for the period		$ (272)	$ (248)
Less – interest earned on marketable securities held in trust account		(2,826)
Net loss excluding interest		(3,098)	(248)
Class A ordinary shares subject to possible redemption:
Accretion on Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)		$ 2,826
Basic and diluted earnings per Class A ordinary share subject to possible redemption (in Dollars per share)	$ 2.6	$ 0.02
Class A Ordinary Shares [Member]
Earning (loss) Per Share (Details) - Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares [Line Items]
Net loss excluding interest		$ (2,388)	(57)
Class A ordinary shares subject to possible redemption:
Accretion on Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)		2,826	4,000
Total redeemable ordinary shares		$ 438	$ 3,943
Weighted average number of shares (in Shares)		20,000,000	1,517,241
Basic and diluted earnings per Class A ordinary share subject to possible redemption (in Dollars per share)		$ 0.02	$ 2.6
Non-redeemable [Member]
Earning (loss) Per Share (Details) - Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares [Line Items]
Net loss excluding interest		$ (710)	$ (191)
Non-redeemable Class A and Class B ordinary shares:
Accretion			(4,000)
Total		$ (710)	$ (4,191)
Weighted average number of shares (in Shares)		5,945,715	5,102,994
Class A and Class B ordinary shares [Member]
Non-redeemable Class A and Class B ordinary shares:
Basic (in Dollars per share)		$ (0.12)	$ (0.82)